OTHER LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM OBLIGATIONS [Abstract]
OTHER LONG-TERM OBLIGATIONS

13. OTHER LONG-TERM OBLIGATIONS

The Company entered into certain software, license and technology agreements for acquired intangible asset which are to be settled by installment payments. Installments payable as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011		2012
	Face value	Carrying amounts	Face value	Carrying amounts
Maturity
2012	$839,236	$816,307	$-	$-
2013	948,391	895,510	1,403,870	1,399,339
2014	1,500,000	1,344,332	1,776,182	1,669,369
2015	1,500,000	1,275,458	1,595,000	1,427,640
After 2015	2,500,000	2,016,853	2,500,000	2,125,763
	$7,287,627	$6,348,460	$7,275,052	$6,622,111
Less: Current portion of other long-term obligations	(839,236)	(816,307)	(1,403,870)	(1,399,339)
Non-current portion of other long-term obligations	$6,448,391	$5,532,153	$5,871,182	$5,222,772

These other long-term obligations were interest free and their fair value as of December 31, 2011 and 2012 is disclosed in Note 7.

The average discount rates used to determine the carrying amounts during the year ended December 31, 2011 and 2012 were 6.65% and 5.44% per annum, respectively.

The current portion of other long-term obligations is recorded as part of "accounts payable" on the balance sheet.

Accretion to the carrying amounts amounted to $346,777, $352,876 and $327,608 for the years ended December 31, 2010, 2011 and 2012, respectively, and was recorded under interest expense.